Pensions and Other Post-Employment Benefits - Summary of Remeasurements Within Post-Retirement Benefits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	£ (716)	£ 1,340	£ 2,022
(Loss)/gain from change in financial assumptions	62	(69)	(78)
Experience gains	215	(110)	13
Post-retirement benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	19	7
(Loss)/gain from change in financial assumptions	35	(93)	(80)
Experience gains	24	4	3
Total	£ 78	£ (82)	£ (77)